TRANSACTIONS - Sale of Argentina assets and discontinued operation - Gain on disposal (Details) $ in Millions	Jul. 19, 2024 CAD ($)	Jul. 19, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents			$ 62,906,168	$ 21,294,663	$ 37,033,250
Exploration and evaluation assets			$ 279,091,819	$ 262,291,098
Ontario Inc., (Discontinued Operation)
Disclosure of analysis of single amount of discontinued operations [line items]
Common shares received (in $)	$ 13,727,000	$ 10.0
Disposal costs incurred	(165,037)
Reclassification of cumulative currency translation adjustments	(1,686)
Net proceeds	13,560,277
Cash and cash equivalents	24,728
Accounts receivable	52,850
Exploration and evaluation assets	8,182,088
Net assets sold	8,259,666
Gain on disposal of Argentina assets	$ 5,300,611